Trade and other payables (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current
Trade payables	$ 238,594	$ 330,622
Deferred revenue	35,693	41,462
Withholding tax payable	6,241	3,555
Payroll and other related statutory liabilities	23,773	46,282
VAT payables	29,016	37,829
Other payables	77,858	72,877
Trade and other payables	411,175	532,627
Non-current
Other payables	5,069	4,629
Trade and other payables, non current	$ 5,069	$ 4,629